UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place,

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services at 1-800-822-5544

or

Institutional Shareholder Services at 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

June 30, 2010

Semi-Annual Repor t

Legg Mason

ClearBridge

Variable Small Cap

Growth Portfolio

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

II	Legg Mason ClearBridge Variable Small Cap Growth Portfolio

Portfolio objective

The Portfolio seeks long-term growth of capital.

Portfolio name change

Prior to November 2, 2009, the Portfolio was known as Legg Mason Partners Variable Small Cap Growth Portfolio. There was no change in the Portfolio’s investment objective or investment policies a result of the name change.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Legg Mason ClearBridge Variable Small Cap Growth Portfolio for the six-month reporting period ended June 30, 2010.

Please read on for Portfolio performance information and a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period. Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

Investment commentary (cont’d)

Equity market review

After a solid start, the equity market, as measured by the S&P 500 Indexvi (the “Index”), fell sharply in May and June. This sell-off dragged the Index down into negative territory for the six months ended June 30, 2010. Looking back, after a brief setback in January 2010, the Index rose during the next three months of 2010 — advancing a total of 11.05%. There were a number of factors contributing to the stock market’s ascent, including improving economic conditions, strong investor demand and the accommodative monetary policy by the Fed.

However, robust investor appetite was replaced with heightened risk aversion in May and June. This was due to the escalating sovereign debt crisis in Europe, uncertainties regarding new financial reforms in the U.S. and some worse-than-expected economic data. After reaching a nineteen-month high on April 23, 2010, the market fell into “correction territory” in May, as it plunged more than 10%. This marked the first correction since November 2007. All told, the Index returned -6.65% over the six months ended June 30, 2010. While the Index on June 30, 2010 was more than 50% higher than its twelve-year low on March 9, 2009, it declined approximately 15% from its high on April 23, 2010.

The market’s weakness was broad-based, as virtually every major index fell into negative territory for the reporting period. Looking at the U.S. stock market more closely, small-cap stocks generated the best relative returns, with the Russell 2000 Indexvii returning -1.95% for the six-month reporting period. In contrast, the Russell Midcap Indexviii and the large-cap Russell 1000 Index ix returned -2.06% and -6.40%, respectively. From an investment style perspective, growth and value stocks, as measured by the Russell 3000 Growthx and Russell 3000 Valuexi Indices, returned -7.25% and -4.83%, respectively.

Performance review

For the six months ended June 30, 2010, Class I shares of Legg Mason ClearBridge Variable Small Cap Growth Portfolio1 returned -3.97%. The Portfolio’s unmanaged benchmark, the Russell 2000 Growth Indexxii, returned -2.31% for the same period. The Lipper Variable Small Cap Growth Funds Category Average2 returned -1.87% over the same time frame.

Performance Snapshot as of June 30, 2010 (unaudited)
6 months
Legg Mason ClearBridge Variable Small Cap Growth Portfolio[1]:
Class I	-3.97%
Class II	-4.16%
Russell 2000 Growth Index	-2.31%
Variable Small Cap Growth Funds Category Average	-1.87%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2010, the gross total operating expense ratios for Class I and Class II shares were 0.92% and 1.25%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00% for Class I shares and 1.25% for Class II shares. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously forgone or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

July 30, 2010

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2010, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 102 funds in the Portfolio’s Lipper category.

Legg Mason ClearBridge Variable Small Cap Growth Portfolio	III

RISKS: Investments in small-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. Investments in foreign securities are subject to certain risks of overseas investing, including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Please see the Portfolio’s prospectus for more information on these and other risks.

All investments are subject to risk including the possible loss of principal. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Institute for Supply Management's PMI is based on a survey of purchasing executives who buy the raw materials for manufacturing at more than 350 companies. It offers an early reading on the health of the manufacturing sector.

iii

The S&P/Case-Shiller Home Price Index measures the residential housing market, tracking changes in the value of the residential real estate market in twenty metropolitan regions across the United States.

iv

The Federal Reserve Board ("Fed") is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

[v]

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

vi	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8%

of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

viii

The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

ix

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

[x]

The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

xi	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

xii	The Russell 2000 Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

IV	Legg Mason ClearBridge Variable Small Cap Growth Portfolio

Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report	1

Portfolio at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Portfolio’s investments as of June 30, 2010 and December 31, 2009 and does not include derivatives. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

2	Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report

Portfolio expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2010 and held for the six months ended June 30, 2010.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on actual total return[1]
	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	-3.97%	$1,000.00	$960.30	0.86%	$4.18
Class II	-4.16	1,000.00	958.40	1.19	5.78

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on hypothetical total return[1]
	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class I	5.00%	$1,000.00	$1,020.53	0.86%	$4.31
Class II	5.00	1,000.00	1,018.89	1.19	5.96

[1]	For the six months ended June 30, 2010.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total return. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2010

Legg Mason ClearBridge Variable Small Cap Growth Portfolio

Security	Shares	Value
Common Stocks — 96.0%
Consumer Discretionary — 16.2%
Hotels, Restaurants & Leisure — 5.1%
Bally Technologies Inc.	51,680	$1,673,915	*
Burger King Holdings Inc.	169,880	2,860,779
Penn National Gaming Inc.	50,370	1,163,547	*
Total Hotels, Restaurants & Leisure		5,698,241
Internet & Catalog Retail — 0.5%
PetMed Express Inc.	33,190	590,782
Media — 1.9%
Lions Gate Entertainment Corp.	306,726	2,140,948	*
Specialty Retail — 8.7%
Advance Auto Parts Inc.	42,640	2,139,675
Hibbett Sports Inc.	61,350	1,469,946	*
J. Crew Group Inc.	39,997	1,472,289	*
Jos. A. Bank Clothiers Inc.	27,469	1,483,051	*
Ross Stores Inc.	34,430	1,834,775
Urban Outfitters Inc.	39,640	1,363,220	*
Total Specialty Retail		9,762,956
Total Consumer Discretionary		18,192,927
Consumer Staples — 1.5%
Food & Staples Retailing — 1.5%
Casey’s General Stores Inc.	49,470	1,726,503
Energy — 5.0%
Energy Equipment & Services — 2.8%
North American Energy Partners Inc.	62,550	552,317	*
Oceaneering International Inc.	39,520	1,774,448	*
Superior Well Services Inc.	50,760	848,707	*
Total Energy Equipment & Services		3,175,472
Oil, Gas & Consumable Fuels — 2.2%
Comstock Resources Inc.	29,370	814,137	*
GMX Resources Inc.	70,790	459,427	*
Range Resources Corp.	29,489	1,183,983
Total Oil, Gas & Consumable Fuels		2,457,547
Total Energy		5,633,019
Exchange Traded Funds — 2.0%
iShares Russell 2000 Growth Index Fund	33,978	2,262,255
Financials — 7.2%
Capital Markets — 3.0%
Affiliated Managers Group Inc.	27,960	1,699,129	*
Duff & Phelps Corp., Class A Shares	88,700	1,120,281
Financial Engines Inc.	41,700	567,120	*
Total Capital Markets		3,386,530
Commercial Banks — 1.7%
Old National Bancorp	101,980	1,056,513
SVB Financial Group	21,020	866,655	*
Total Commercial Banks		1,923,168

See Notes to Financial Statements.

4	Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason ClearBridge Variable Small Cap Growth Portfolio

Security	Shares	Value
Diversified Financial Services — 0.7%
Primus Guaranty Ltd.	219,132	$808,597	*
Real Estate Investment Trusts (REITs) — 0.1%
Gramercy Capital Corp.	40,370	50,866	*
Real Estate Management & Development — 1.7%
CB Richard Ellis Group Inc., Class A Shares	89,923	1,223,852	*
Jones Lang LaSalle Inc.	10,380	691,831
Total Real Estate Management & Development		1,915,683
Total Financials		8,084,844
Health Care — 17.4%
Biotechnology — 6.5%
Acorda Therapeutics Inc.	55,340	1,721,628	*
Alexion Pharmaceuticals Inc.	57,170	2,926,532	*
ARIAD Pharmaceuticals Inc.	149,010	420,208	*
Regeneron Pharmaceuticals Inc.	76,810	1,714,399	*
Vanda Pharmaceuticals Inc.	73,030	482,728	*
Total Biotechnology		7,265,495
Health Care Equipment & Supplies — 2.4%
Conceptus Inc.	69,350	1,080,473	*
Integra LifeSciences Holdings Corp.	42,969	1,589,853	*
Total Health Care Equipment & Supplies		2,670,326
Health Care Providers & Services — 3.5%
Mednax Inc.	42,700	2,374,547	*
Owens & Minor Inc.	56,250	1,596,375
Total Health Care Providers & Services		3,970,922
Health Care Technology — 1.0%
athenahealth Inc.	41,960	1,096,415	*
Life Sciences Tools & Services — 2.6%
Mettler-Toledo International Inc.	26,360	2,942,567	*
Pharmaceuticals — 1.4%
Auxilium Pharmaceuticals Inc.	67,090	1,576,615	*
Total Health Care		19,522,340
Industrials — 11.2%
Aerospace & Defense — 1.9%
Orbital Sciences Corp.	135,087	2,130,322	*
Commercial Services & Supplies — 1.8%
Corrections Corporation of America	104,730	1,998,248	*
Construction & Engineering — 1.7%
Quanta Services Inc.	88,930	1,836,405	*
Electrical Equipment — 0.4%
A123 Systems Inc.	45,970	433,497	*
Machinery — 3.2%
AGCO Corp.	38,260	1,031,872	*
IDEX Corp.	90,930	2,597,870
Total Machinery		3,629,742
Trading Companies & Distributors — 2.2%
MSC Industrial Direct Co. Inc., Class A Shares	48,880	2,476,261
Total Industrials		12,504,475

See Notes to Financial Statements.

Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report	5

Legg Mason ClearBridge Variable Small Cap Growth Portfolio

Security	Shares	Value
Information Technology — 27.0%
Communications Equipment — 1.5%
Comverse Technology Inc.	150,060	$1,170,468	*
F5 Networks Inc.	7,300	500,561	*
Total Communications Equipment		1,671,029
Electronic Equipment, Instruments & Components — 0.2%
Hollysys Automation Technologies Ltd.	24,270	218,673	*
Internet Software & Services — 7.7%
comScore Inc.	56,897	937,094	*
Digital River Inc.	54,987	1,314,739	*
Mercadolibre Inc.	47,110	2,475,630	*
Monster Worldwide Inc.	92,200	1,074,130	*
Taleo Corp., Class A Shares	114,702	2,786,112	*
Total Internet Software & Services		8,587,705
IT Services — 0.8%
Online Resources Corp.	211,493	877,696	*
Semiconductors & Semiconductor Equipment — 3.8%
Cymer Inc.	39,370	1,182,675	*
Integrated Device Technology Inc.	160,480	794,376	*
LSI Corp.	385,099	1,771,456	*
Varian Semiconductor Equipment Associates Inc.	19,040	545,686	*
Total Semiconductors & Semiconductor Equipment		4,294,193
Software — 13.0%
Aspen Technology Inc.	89,380	973,348	*
Blackboard Inc.	79,630	2,972,588	*
Citrix Systems Inc.	59,480	2,511,840	*
Fortinet Inc.	48,870	803,423	*
MICROS Systems Inc.	59,628	1,900,344	*
Solarwinds Inc.	84,480	1,355,059	*
Sourcefire Inc.	126,492	2,403,348	*
Verint Systems Inc.	70,957	1,637,688	*
Total Software		14,557,638
Total Information Technology		30,206,934
Materials — 3.6%
Chemicals — 2.4%
Rockwood Holdings Inc.	98,176	2,227,613	*
Senomyx Inc.	112,910	427,929	*
Total Chemicals		2,655,542
Metals & Mining — 1.2%
Compass Minerals International Inc.	19,496	1,370,179
Total Materials		4,025,721
Telecommunication Services — 2.5%
Wireless Telecommunication Services — 2.5%
SBA Communications Corp., Class A	83,040	2,824,190	*
Utilities — 2.4%
Electric Utilities — 2.4%
ITC Holdings Corp.	50,860	2,691,003
Total Investments before Short-term Investment (Cost — $104,134,426)		107,674,211

See Notes to Financial Statements.

6	Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report

Schedule of investments (unaudited) (cont’d)

June 30, 2010

Legg Mason ClearBridge Variable Small Cap Growth Portfolio

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investment — 4.7%
Repurchase Agreement — 4.7%
Interest in $400,005,000 joint tri-party repurchase agreement dated 6/30/10 with RBS Securities Inc.; Proceeds at maturity — $5,253,004; (Fully collateralized by various U.S. government agency obligations, 0.000% due 9/22/10 to 5/27/11; Market value — $5,358,105) (Cost — $5,253,000)	0.030%	7/1/10	$5,253,000	$5,253,000
Total Investments — 100.7% (Cost — $109,387,426#)				112,927,211
Liabilities in Excess of Other Assets — (0.7)%				(811,652)
Total Net Assets — 100.0%				$112,115,559

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
F5 Networks Inc., Call	7/17/10	$80.00	73	$1,095
Mercadolibre Inc., Call	7/17/10	62.50	96	1,440
Sourcefire Inc., Call	9/18/10	25.00	151	7,550
Total Written Options (Premiums received — $38,897)				$10,085

See Notes to Financial Statements.

Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report	7

Statement of assets and liabilities (unaudited)

June 30, 2010

Assets:
Investments, at value (Cost — $109,387,426)	$112,927,211
Cash	271
Receivable for securities sold	5,096,304
Receivable for Portfolio shares sold	30,849
Dividends and interest receivable	2,652
Prepaid expenses	534
Total Assets	118,057,821

Liabilities:
Payable for securities purchased	5,473,549
Payable for Portfolio shares repurchased	311,452
Investment management fee payable	50,125
Written options, at value (premium received $38,897)	10,085
Trustees’ fees payable	1,074
Distribution fees payable	98
Accrued expenses	95,879
Total Liabilities	5,942,262
Total Net Assets	$112,115,559

Net Assets:
Par value (Note 6)	$94
Paid-in capital in excess of par value	120,100,713
Accumulated net investment loss	(437,276)
Accumulated net realized loss on investments and written options	(11,116,545)
Net unrealized appreciation on investments, written options and foreign currencies	3,568,573
Total Net Assets	$112,115,559

Shares Outstanding:
Class I	9,407,876
Class II	41,818

Net Asset Value:
Class I	$11.86
Class II	$11.74

See Notes to Financial Statements.

8	Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$198,618
Interest	3,904
Total Investment Income	202,522

Expenses:
Investment management fee (Note 2)	453,788
Legal fees	38,177
Shareholder reports	24,462
Audit and tax	13,825
Trustees’ fees	5,231
Transfer agent fees (Note 5)	4,535
Custody fees	1,818
Insurance	1,818
Distribution fees (Notes 2 and 5)	337
Miscellaneous expenses	350
Total Expenses	544,341
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(23,271)
Net Expenses	521,070
Net Investment Loss	(318,548)

Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	5,189,111
Written options	325,522
Net Realized Gain	5,514,633
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(9,789,787)
Written options	28,812
Foreign currencies	(15)
Change in Net Unrealized Appreciation/Depreciation	(9,760,990)
Net Loss on Investments, Written Options and Foreign Currency Transactions	(4,246,357)
Proceeds from Settlement of a Regulatory Matter (Note 8)	4,799
Decrease in Net Assets from Operations	$(4,560,106)

See Notes to Financial Statements.

Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report	9

Statements of changes in net assets

For the Six Months Ended June 30, 2010 (unaudited) and the Year Ended December 31, 2009	2010	2009

Operations:
Net investment loss	$(318,548)	$(266,635)
Net realized gain (loss)	5,514,633	(10,181,016)
Change in net unrealized appreciation/depreciation	(9,760,990)	46,517,313
Proceeds from settlement of a regulatory matter (Note 8)	4,799	—
Increase (Decrease) in Net Assets From Operations	(4,560,106)	36,069,662

Portfolio Share Transactions (Note 6):
Net proceeds from sale of shares	7,627,231	17,106,917
Cost of shares repurchased	(11,709,625)	(19,912,122)
Decrease in Net Assets From Portfolio Share Transactions	(4,082,394)	(2,805,205)
Increase (Decrease) in Net Assets	(8,642,500)	33,264,457

Net Assets:
Beginning of period	120,758,059	87,493,602
End of period*	$112,115,559	$120,758,059
* Includes accumulated net investment loss of:	$(437,276)	$(123,527)

See Notes to Financial Statements.

10	Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2010[2]	2009	2008	2007	2006[3]	2005[3]

Net asset value, beginning of period	$12.35	$ 8.65	$15.03	$14.66	$13.64	$14.09

Income (loss) from operations:
Net investment loss	(0.03)	(0.03)	(0.04)	(0.02)	(0.03)	(0.01)
Net realized and unrealized gain (loss)	(0.46)	3.73	(5.90)	1.50	1.78	0.70
Total income (loss) from operations	(0.49)	3.70	(5.94)	1.48	1.75	0.69

Less distributions from:
Net realized gains	—	—	(0.44)	(1.11)	(0.73)	(1.14)
Total distributions	—	—	(0.44)	(1.11)	(0.73)	(1.14)

Net asset value, end of period	$11.86	$12.35	$ 8.65	$15.03	$14.66	$13.64
Total return[4]	(3.97)%	42.77%	(40.71)%	10.01%	12.77%	4.89%

Net assets, end of period (000s)	$111,625	$120,665	$87,435	$142,601	$77,815	$72,690

Ratios to average net assets:
Gross expenses	0.90%[5]	0.91%	1.09%	0.88%	1.02%[6]	0.97%
Net expenses[7]	0.86 [5,8]	0.91	0.97 [8]	0.88	1.02 [6,8]	0.97
Net investment loss	(0.53) [5]	(0.27)	(0.33)	(0.12)	(0.23)	(0.09)

Portfolio turnover rate	17%	34%	51%	63%	96%	116%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	Represents a share of capital stock outstanding prior to April 30, 2007.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Portfolio during the period. Without these fees, the gross and net expense ratios would both have been 0.96%.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 1.00% until December 31, 2011. Prior to April 30, 2007, the expense limitation was 1.50%.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report	11

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2010[2]	2009	2008	2007[3]

Net asset value, beginning of period	$12.25	$ 8.61	$15.00	$15.27

Income (loss) from operations:
Net investment loss	(0.05)	(0.06)	(0.07)	(0.00)	[4]
Net realized and unrealized gain (loss)	(0.46)	3.70	(5.88)	0.84
Total income (loss) from operations	(0.51)	3.64	(5.95)	0.84

Less distributions from:
Net realized gains	—	—	(0.44)	(1.11)
Total distributions	—	—	(0.44)	(1.11)

Net asset value, end of period	$11.74	$12.25	$ 8.61	$15.00
Total return[5]	(4.16)%	42.28%	(40.86)%	5.42%

Net assets, end of period (000s)	$491	$93	$59	$9

Ratios to average net assets:
Gross expenses	1.27%[6]	11.33%	37.04%	497.37%[6]
Net expenses[7,8]	1.19 [6]	1.25	1.25	1.19	[6]
Net investment loss	(0.84) [6]	(0.62)	(0.63)	(0.32)	[6]

Portfolio turnover rate	17%	34%	51%	63%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2010 (unaudited).

[3]	For the period February 2, 2007 (inception date) to December 31, 2007.

[4]	Amount represents less than $0.005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

As a result of an expense limitation agreement, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class II shares will not exceed 1.25% until December 31, 2011.

[8]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

12	Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason ClearBridge Variable Small Cap Growth Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities at fair value as determined in accordance with procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Portfolio has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stocks†	$107,674,211	—	—	$107,674,211
Short-term investment†	—	$5,253,000	—	5,253,000
Total investments	$107,674,211	$5,253,000	—	$112,927,211
Other financial instruments:
Written options	(10,085)	—	—	(10,085)
Total	$107,664,126	$5,253,000	—	$112,917,126

†	See Schedule of Investments for additional detailed categorizations.

Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report	13

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked to market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

14	Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (“REITs”) held by the Portfolio is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Portfolio to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Portfolio’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal income tax provision is required in the Portfolio’s financial statements.

Management has analyzed the Portfolio’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2010, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by Internal Revenue Service and state departments of revenue.

(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Portfolio’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.75% of the Portfolio’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolio, except for the management of cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Portfolio.

As a result of an expense limitation agreement between the Portfolio and LMPFA, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I and Class II shares will not exceed 1.00% and 1.25%, respectively until December 31, 2011. This expense limitation agreement cannot be terminated prior to December 31, 2011 without the Board of Trustees’ consent.

Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report	15

During the six months ended June 30, 2010, fees waived and/or expenses reimbursed amounted to $23,271.

The manager is permitted to recapture amounts previously forgone or reimbursed to the Portfolio during the same fiscal year if the Portfolio’s total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the Portfolio’s total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Portfolio’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$19,515,940
Sales	20,746,984

At June 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$19,049,811
Gross unrealized depreciation	(15,510,026)
Net unrealized appreciation	$3,539,785

During the six months ended June 30, 2010, written option transactions for the Portfolio were as follows:

	Number of Contracts	Premiums
Written options, outstanding December 31, 2009	—	—
Options written	2,041	$389,269
Options closed	(622)	(133,101)
Options exercised	(495)	(139,778)
Options expired	(604)	(77,493)
Written options, outstanding June 30, 2010	320	$38,897

4. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

Below is a table, grouped by derivative type that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2010.

LIABILITY DERIVATIVES[1]
Equity Contracts Risk
Written options	$10,085

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the six months ended June 30, 2010. The first table provides additional detail about the amounts and sources of gains/(losses) realized on derivatives during the period. The

16	Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

second table provides additional information about the change in unrealized appreciation/(depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED
Equity Contracts Risk
Written options	$325,522

CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON DERIVATIVES RECOGNIZED
Equity Contracts Risk
Written options	$28,812

During the six months ended June 30, 2010, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Written options	$60,442

The Portfolio has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Portfolio. Credit related contingent features are established between the Portfolio and its derivatives counterparties to reduce the risk that the Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Portfolio’s net assets and/or a percentage decrease in the Portfolio’s Net Asset Value or NAV. The contingent features are established within the Portfolio’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

5. Class specific expenses, waivers and/or reimbursements

The Portfolio has adopted a Rule 12b-1 distribution plan and under that plan the Portfolio pays a distribution fee with respect to its Class II and shares calculated at the annual rate of 0.25% of the average daily net assets of Class II. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2010, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees
Class I	—	$4,433
Class II	$337	102
Total	$337	$4,535

For the six months ended June 30, 2010, waivers and/or reimbursements by class were as follows:

Waivers/ Reimbursements
Class I	$23,167
Class II	104
Total	$23,271

6. Shares of beneficial interest

At June 30, 2010, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report	17

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2010		Year Ended December 31, 2009
	Shares	Amount	Shares	Amount

Class I
Shares sold	561,282	$7,136,177	1,698,527	$16,982,216
Shares repurchased	(922,453)	(11,657,450)	(2,036,117)	(19,800,635)
Net decrease	(361,171)	$(4,521,273)	(337,590)	$(2,818,419)

Class II
Shares sold	38,347	$491,054	11,656	$124,701
Shares repurchased	(4,109)	(52,175)	(10,898)	(111,487)
Net increase	34,238	$438,879	758	$13,214

7. Capital loss carryforward

As of December 31, 2009, the Portfolio had a net capital loss carryforward of approximately $15,128,362, of which $2,070,009 expires in 2016 and $13,058,353 expires in 2017. These amounts will be available to offset any future taxable capital gains.

8. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Portfolio, and Citigroup Global Markets (“CGM”), a former distributor of the Portfolio, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Portfolio (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

18	Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

On May 12, 2010, the SEC approved the disbursement of approximately $108.6 million previously paid to the U.S. Treasury, reflecting the disgorgement of Citigroup’s profits, plus interest. On May 26, 2010, these amounts were disbursed to the Affected Funds pursuant to a Plan of Distribution approved by the SEC. The Portfolio has received $4,799 for Class I related to this distribution. All other amounts not previously distributed were retained by the U.S. Treasury.

9. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Portfolio, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Portfolio was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully

Legg Mason ClearBridge Variable Small Cap Growth Portfolio 2010 Semi-Annual Report	19

briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

Legg Mason ClearBridge

Variable Small Cap Growth Portfolio

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

R. Jay Gerken, CFA Chairman

Frank G. Hubbard

Howard J. Johnson

David E. Maryatt

Jerome H. Miller

Ken Miller

John J. Murphy

Thomas F. Schlafly

Jerry A. Viscione

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

ClearBridge Advisors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

Boston Financial Data Services, Inc. 2000 Crown Colony Drive Quincy, MA 02169

Independent registered public accounting firm

KPMG LLP 345 Park Avenue New York, NY 10154

Legg Mason ClearBridge Variable Small Cap Growth Portfolio

The Portfolio is a separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Legg Mason ClearBridge Variable Small Cap Growth Portfolio

Legg Mason Funds

55 Water Street

New York, NY 10041

The Portfolio files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolio’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Portfolio, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Portfolio’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for general information of the shareholders of Legg Mason ClearBridge Variable Small Cap Growth Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.

Investors should consider the Portfolio’s investment objectives, risks, charges and expenses before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2010 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Privacy policy

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment. From time to time, we may collect a variety of personal information about you, including:

•	Information we receive from you on applications and forms, via the telephone and through our websites;

•	Information about your transactions with us, our affiliates or others (such as your purchases, sales or account balances); and

•	Information we receive from consumer reporting agencies.

We do not disclose nonpublic personal information about our customers or former customers, except to our affiliates (such as broker-dealers or investment advisers within the Legg Mason family of companies) or as is otherwise permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions or service an account. We may also provide this information to companies that perform marketing services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. When we enter into such agreements, we will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

NOT PART OF THE SEMI-ANNUAL REPORT

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eighth-largest money manager in the world, according to Pensions & Investments, May 31, 2010, based on 12/31/09 worldwide institutional assets under management.

www.leggmason.com/individualinvestors

©2010 Legg Mason Investor Services, LLC Member FINRA, SIPC

FDXX010092 8/10 SR10-1143

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of Legg Mason Partners Variable Equity Trust

Date:	August 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date:	August 26, 2010

By:	/S/ KAPREL OZSOLAK
(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust

Date:	August 26, 2010